SCHEDULE OF RECONCILIATIONS OF LIABILITIES FROM FINANCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period	$ 25,509,250	$ 31,004,265
Increase through new leases, liabilities arising from financing activities		447,141
Increase (decrease) through financing cash flows, liabilities arising from financing activities	21,897,617	34,263,148
Increase through repayments made liabilities arising from financing activities	(23,215,606)	(40,774,667)
Increase decrease through discontinued operation lliabilities arising from financing activities	(18,663,495)
Increase through interest expenses liabilities arising from financing activities	427,744	831,264
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	428,320	(261,901)
Liabilities arising from financing activities at end of period	6,383,830	25,509,250
Bank borrowings [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period	10,352,990	12,819,230
Increase through new leases, liabilities arising from financing activities
Increase (decrease) through financing cash flows, liabilities arising from financing activities	17,720,505	31,774,854
Increase through repayments made liabilities arising from financing activities	(21,732,687)	(34,685,698)
Increase decrease through discontinued operation lliabilities arising from financing activities	(1,567,467)
Increase through interest expenses liabilities arising from financing activities	333,166	707,746
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	516,419	(263,142)
Liabilities arising from financing activities at end of period	5,622,926	10,352,990
Other borrowings [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period	1,130,141	664,479
Increase through new leases, liabilities arising from financing activities
Increase (decrease) through financing cash flows, liabilities arising from financing activities	3,331,307	963,547
Increase through repayments made liabilities arising from financing activities	(358,983)	(528,681)
Increase decrease through discontinued operation lliabilities arising from financing activities	(3,731,483)
Increase through interest expenses liabilities arising from financing activities	71,681	30,461
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(86,232)	335
Liabilities arising from financing activities at end of period	356,431	1,130,141
Amounts due to an ultimate beneficial shareholder [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period	13,442,674	17,322,288
Increase through new leases, liabilities arising from financing activities
Increase (decrease) through financing cash flows, liabilities arising from financing activities	845,805	1,524,747
Increase through repayments made liabilities arising from financing activities	(1,077,865)	(5,482,537)	[1]
Increase decrease through discontinued operation lliabilities arising from financing activities	(12,911,963)
Increase through interest expenses liabilities arising from financing activities	18,999	73,102
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(6,954)	5,074
Liabilities arising from financing activities at end of period	310,696	13,442,674
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period	583,445	198,268
Increase through new leases, liabilities arising from financing activities		447,141
Increase (decrease) through financing cash flows, liabilities arising from financing activities
Increase through repayments made liabilities arising from financing activities	(46,071)	(77,751)
Increase decrease through discontinued operation lliabilities arising from financing activities	(452,582)
Increase through interest expenses liabilities arising from financing activities	3,898	19,955
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	5,087	(4,168)
Liabilities arising from financing activities at end of period	$ 93,777	$ 583,445

[1]	included receivables of $4,466,533 offsetting against the amount due to an ultimate beneficial shareholder